Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Mar. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount amount	$ 6,405,000	$ 6,405,000
Deferred underwriting discount, per unit (in Dollars per share)	$ 0.35
Aggregate amount	$ 12,075,000
Underwriting fee		9,056,250
Partial reversal of transaction costs		271,687
Additional paid-in capital		8,784,563
Underwriting fee payable		3,018,750	$ 12,075,000
Acquiror Cash		100,000,000
Aggregate purchase price		$ 10,000,000
Class A Ordinary Shares
Commitments and Contingencies (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001